Document and Entity Information	Apr. 05, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 05, 2020
Entity File Number	1-16097
Entity Registrant Name	Tailored Brands, Inc.
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	47-4908760
Entity Address, Address Line One	6380 Rogerdale Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77072
City Area Code	281
Local Phone Number	776-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	TLRD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000884217
Amendment Flag	false